J.P. MORGAN MONEY MARKET FUNDS

JPMORGAN TRUST I

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMORGAN TRUST II

JPMorgan Liquid Assets Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

(Morgan and Class C Shares)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 29, 2020

to the Prospectus dated July 1, 2019, as supplemented

Effective immediately, the following will be added to the end of the first paragraph of the “How Your Account Works Buying Fund Shares – Minimum Investments and Shareholder Eligibility” section of the prospectus:

Certain Financial Intermediaries or other organizations making the J.P. Morgan Funds available to their clients or customers impose minimum account balances that may be different than the requirements for investors purchasing directly from the Funds. If a shareholder purchases shares through such an intermediary and does not maintain the required minimum balance imposed by that intermediary, the intermediary may redeem the investor’s shares or impose a fee consistent with the terms of the investment arrangement with the investor. Please contact your intermediary for more information.

Effective immediately, the introductory paragraph for the “Appendix A – Financial Intermediary-Specific Sales Charge Waivers” section of the prospectus is hereby deleted and replaced with the following:

Each Financial Intermediary below is responsible for the implementation or administration of the applicable waivers, discounts, and/or other platform or account features on its platform or for its accounts, as described below.

Effective immediately, the “Appendix A – Financial Intermediary-Specific Sales Charge Waivers – WAIVERS APPLICABLE TO PURCHASES THROUGH RAYMOND JAMES” section of the prospectus is hereby deleted and replaced with the following:

WAIVERS APPLICABLE TO PURCHASES THROUGH RAYMOND JAMES

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates are defined as Raymond James.

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following contingent deferred, or back-end, sales charge waivers , which may differ from those disclosed elsewhere in the Funds’ prospectus or Statement of Additional Information.

SUP-MMF-MC-520

CDSC Waivers on Class C Shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Funds’ prospectus.

•	Return of excess contributions from an IRA Account.

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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Funds’ prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Effective immediately, the “Appendix A – Financial Intermediary-Specific Sales Charge Waivers” section of the prospectus will be amended to include a sub-section titled “WAIVERS APPLICABLE TO PURCHASES THROUGH D.A. DAVIDSON” with the following new waivers applicable to purchases of Class C Shares:

Effective immediately, shareholders purchasing Fund shares including existing Fund shareholders through a D.A. Davidson &. Co. (“D.A. Davidson”) platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, where the account is held omnibus at the Fund, will be eligible for the following contingent deferred, or back-end, sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or SAI.

CDSC Waivers on C Shares available at D.A. Davidson

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts as described in the Fund’s prospectus.

•	Shares acquired through a right of reinstatement.

Effective immediately, the “Appendix A — Financial Intermediary-Specific Sales Charge Waivers” section of the prospectus will be amended to include a sub-section titled “FEATURES AND WAIVERS APPLICABLE TO PURCHASES THROUGH EDWARD JONES” with the following new waivers applicable to purchases of Class C Shares:

Effective immediately, clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge waivers, which can differ from waivers described elsewhere in this Fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of J.P. Morgan Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones to determine their eligibility for these waivers and discounts.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

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Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

•	Shares purchased in an Edward Jones fee-based program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

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Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

Contingent Deferred Sales Charge (CDSC) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder

•	Systematic withdrawals with up to 10% per year of the account value

•	Return of excess contributions from an Individual Retirement Account (IRA)

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Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

•	Shares exchanged in an Edward Jones fee-based program. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable

•	Shares acquired through NAV reinstatement

Other Important Information

Minimum Purchase Amounts

•	$250 initial purchase minimum

•	$50 subsequent purchase minimum

Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

•	A fee-based account held on an Edward Jones platform

•	A 529 account held on an Edward Jones platform

•	An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a Fund to Class A Shares.

Effective immediately, the “Appendix A — Financial Intermediary-Specific Sales Charge Waivers” section of the prospectus will be amended to include a sub-section titled “WAIVERS APPLICABLE TO PURCHASES THROUGH JANNEY MONTGOMERY SCOTT LLC” with the following new waivers applicable to purchases of Class C Shares:

Effective immediately, if you purchase Fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account where the shares are held in an omnibus account at the Fund, you will be eligible for the following contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers and discounts, which may differ from those disclosed elsewhere in the Funds’ prospectus or SAI.

CDSC waivers on C Shares available at Janney

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in a Fund’s Prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts as described in a Fund’s Prospectus.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

•	Shares exchanged into the same share class of a different Fund within the fund family.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE